Income Tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	11.50%	20.20%	16.50%
Summary of Reconciliation of Effective Tax Rate
The Group’s effective Income Tax rate in 2025 was 11.5% (20.2% and 16.5% in the years ended December 31, 2024 and 2023, respectively). For 2025 and 2024, the Group applied for fiscal consolidation in Malta resulting in a domestic rate of 5%. The decrease in our effective income tax rate is mainly attributable to an increase in revenues generated in jurisdictions with lower statutory income tax rates, combined with lower revenues in jurisdictions with higher statutory income tax rate. The reconciliation between the effective Income Tax rate and the statutory rate in Malta of 5% in 2025, 2024 and 2023 was as follows:

	2025	2024	2023
Profit before Income Tax	228,654	151,019	178,514
Tax at the domestic rates applicable to profit before income tax in the respective jurisdiction	(11,433)	(7,551)	(8,926)
Permanent differences:
Tax effect of non-taxable income	11,229	897	822
Effects from entities taxes with different rates	(14,046)	(14,565)	(15,930)
Foreign Withholding Income Tax (1)	(3,823)	—	—
Other permanent differences (2)	(13,679)	(9,331)	(5,394)
Total	(31,752)	(30,550)	(29,428)
(1)    Represents foreign withholding taxes incurred in various jurisdictions, including dividend withholding taxes. As these amounts do not give rise to a tax credit or future tax benefit, they are presented as permanent differences in the income tax reconciliation.
	(2) During the year ended December 31, 2025, other permanent differences included non-deductible expenses, the effect of income taxes accrued in subsidiaries and non taxable income.
Deferred tax liabilities	$ 3,316	$ 1,858	$ 824
Threshold revenue	750,000
Tax income (expense)	31,752	30,550	$ 29,428
Total for all subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 0
Argentina and Colombia
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	35.00%
BRAZIL
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	34.00%
CAYMAN ISLANDS
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	0.00%
MALTA
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	5.00%
Tax rate effect from change in tax rate	5.00%
UNITED STATES
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	21.00%
URUGUAY
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	25.00%
Tax income (expense)		$ 4,543
NIGERIA
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	30.00%
Remaining Countries | Top of range [member]
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	3000.00%
Remaining Countries | Bottom of range [member]
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	0.00%